Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accounting Policies [Line Items]
Weeks in fiscal year	52	53	52
Minimum [Member] | Building and improvements [Member]
Accounting Policies [Line Items]
Depreciable life	14 years
Minimum [Member] | Leasehold Improvements [Member]
Accounting Policies [Line Items]
Depreciable life	5 years
Minimum [Member] | Machinery, equipment and software [Member]
Accounting Policies [Line Items]
Depreciable life	3 years
Maximum [Member] | Building and improvements [Member]
Accounting Policies [Line Items]
Depreciable life	20 years
Maximum [Member] | Leasehold Improvements [Member]
Accounting Policies [Line Items]
Depreciable life	10 years
Maximum [Member] | Machinery, equipment and software [Member]
Accounting Policies [Line Items]
Depreciable life	10 years